Employee Benefits - Schedule of Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2017
Successor [Member]
Service Cost	$ 964		$ 1,153
Interest Cost	178		208
Gain or loss component	81		70
Total net periodic benefit cost	$ 1,223		$ 1,431
Predecessor [Member] | NPS Holdings Limited [Member]
Service Cost		$ 397		$ 866	$ 1,379
Interest Cost		100		168	302
Gain or loss component		202		375	608
Total net periodic benefit cost		$ 699		$ 1,409	$ 2,289